Note 7 - Investment Securities Available for Sale - Gross Unrealized Losses and Fair Value (Details) - Mortgage-Backed Security, Issued by US Government-Sponsored Enterprise [Member] - Government National Mortgage Association (GNMA) [Member]
$ in Thousands
	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Number of securities	8	11
Fair value, less than twelve months	$ 376	$ 2,268
Gross unrealized losses, less than twelve months	0	(13)
Fair value, twelve months or greater	718	0
Gross unrealized losses, twelve months or greater	(2)	0
Fair value	1,094	2,268
Gross unrealized losses	$ (2)	$ (13)